Discontinued Operations (Details) - Schedule of cash flow information for discontinued operations - Discontinued Operations [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities		¥ 516,873	¥ 308,989	¥ 199,774
Net cash used in investing activities	[1]	137,323	(329,453)	(473,456)
Net cash provided by financing activities	[2]	¥ (153,987)	¥ 1,690,275	¥ 164,686

[1]	There were amount of RMB 73,168 and RMB 271,577 cash invested into continuing operations during the years ended August 31, 2019 and 2020, respectively. The amount of RMB 192,373 cash was redeemed from continuing operations for the year ended August 31, 2021.
[2]	There were amount of RMB 284,530 and RMB 1,641,732 cash received from continuing operations by the Affected Entities during the years ended August 31, 2019 and 2020, respectively. The amount of RMB 111,668 was repaid to continuing operations for the years ended August 2021.